Business Combination (Results Of Operations Of Aquired Entity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Revenue	$ 21,971
Operating (loss)	$ (14,549)